AB Tax-Aware Fixed Income Opportunities Portfolio

July 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 107.2%
Long-Term Municipal Bonds – 106.2%
Alabama – 6.2%
Black Belt Energy Gas District (Apollo Global Management, Inc.) Series 2024-A 5.25%, 05/01/2055	$2,000	$2,188,577
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2022-F 5.50%, 11/01/2053	2,000	2,126,904
Series 2023-A 5.25%, 01/01/2054	2,000	2,149,018
Series 2023-D 5.428% (SOFR + 1.85%), 06/01/2049(a) (b) (c)	10,000	10,254,582
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	999,194
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 1.00%, 05/01/2055(d)	1,000	1,066,718
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	1,000	1,092,741
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	265,573
5.50%, 10/01/2054	250	263,662
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 5.00%, 06/01/2054	1,000	1,023,431
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding Co.) Series 2024-A 5.00%, 08/01/2054	2,000	2,153,565
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	1,000	1,074,591
6.005% (SOFR + 2.42%), 01/01/2053(c)	2,000	2,105,664
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	10,000	10,591,056
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	1,000	1,061,791

		38,417,067

	Principal Amount (000)	U.S. $ Value

Alaska – 1.0%
Alaska Housing Finance Corp. (Pre-refunded - Others) Series 2023 4.39%, 07/01/2026(a)	$2,000	$2,012,926
Municipality of Anchorage AK Solid Waste Services Revenue Series 2022-A 5.25%, 11/01/2062	4,000	4,270,921

		6,283,847

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	135	146,303

Arizona – 2.0%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	187	177,631
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)	1,000	926,133
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	1,000	883,193
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(e) (f) (g)	1,000	40,000
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	100	84,451
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,061,722
Series 2024 4.00%, 06/01/2049	2,000	2,028,817
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	890,613
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	784,803
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	99,992

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(a)	$250	$272,677
7.00%, 11/15/2057(a)	250	271,042
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	600	552,164
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042(d)	1,000	1,082,578
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	2,000	2,157,608

		12,313,424

Arkansas – 0.3%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(a)	1,300	1,436,331
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	200	206,565

		1,642,896

California – 13.9%
Alameda Corridor Transportation Authority Series 2022-A 5.38%, 10/01/2049(h)	1,000	581,690
AGM Series 2024 Zero Coupon, 10/01/2053	1,000	244,668
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	300	263,299
Series 2023 4.84%, 04/01/2065(f) (i)	1,906	1,802,671
Burbank-Glendale-Pasadena Airport Authority Brick Campaign AGM Series 2024-B 4.50%, 07/01/2054	2,000	2,005,017
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	2,000	2,145,611
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	4,445	4,764,142

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.00%, 12/01/2053	$1,000	$1,055,618
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 07/01/2053(a) (b)	10,000	10,611,599
5.215% (SOFR + 1.63%), 07/01/2053(c)	2,000	1,995,913
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	1,000	882,548
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	250	211,952
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	1,000	742,870
4.00%, 08/01/2046(a)	495	427,026
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	1,000	716,905
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	2,500	87,950
5.50%, 02/01/2040(a)	1,000	933,748
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	148	150,096
Series 2021-2, Class A 3.75%, 03/25/2035	963	966,730
Series 2021-2, Class X 0.82%, 03/25/2035(j)	963	43,905
Series 2021-3, Class A 3.25%, 08/20/2036	240	224,889
Series 2021-3, Class X 0.77%, 08/20/2036(j)	958	48,162
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2024 3.95%, 01/01/2050(a)	2,550	2,550,059

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	$990	$68,145
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	250	262,601
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	1,000	1,085,735
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	250	250,544
Series 2023 5.00%, 07/01/2035(a)	1,250	1,393,530
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(a)	1,000	1,033,946
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(a)	1,000	1,007,534
California State Public Works Board (State of California Department of General Services Lease) Series 2024 5.00%, 04/01/2043	2,000	2,265,210
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	1,000	1,085,367
City of Los Angeles CA Series 2024 5.00%, 06/26/2025	2,000	2,037,488
City of Los Angeles Department of Airports Series 2020-C 5.00%, 05/15/2039	1,000	1,064,353
Series 2022 5.25%, 05/15/2047	2,000	2,152,930
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	400	321,650
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	500	364,026
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	1,000	896,917

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	$1,000	$713,602
County of Los Angeles CA Series 2024 5.00%, 06/30/2025	2,000	2,036,977
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	500	356,559
4.00%, 05/01/2057(a)	350	256,039
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	500	382,287
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	1,000	888,979
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	200	159,790
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	1,000	717,112
4.00%, 07/01/2058(a)	200	141,419
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	500	395,721
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	800	561,264
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	1,000	724,066
4.00%, 12/01/2056(a)	400	307,783
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	500	435,796

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	$1,000	$810,049
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	1,000	711,063
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	1,000	715,845
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	745	708,471
Series 2021-B Zero Coupon, 06/01/2066	17,335	1,991,493
Los Angeles Department of Water & Power (Pre-refunded - US Treasuries) Series 2014-C 5.00%, 07/01/2025	1,000	1,002,667
Los Angeles Unified School District/CA Series 2024-A 5.00%, 07/01/2031	3,000	3,415,084
Northern California Energy Authority (Pacific Mutual Holding Co.) Series 2024 5.00%, 12/01/2054	2,000	2,135,222
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 5.75%, 09/01/2052	1,000	1,030,072
San Diego Unified School District/CA Series 2023 4.00%, 07/01/2053	1,000	987,356
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	1,000	1,031,500
Series 2023-E 5.50%, 05/01/2040	1,315	1,485,830
Series 2024 5.00%, 05/01/2039	3,400	3,714,632
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	1,400	1,496,161
State of California Series 2023 5.00%, 09/01/2043	5,000	5,628,888
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,000	164,536

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	$1,000	$214,801
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	2,000	2,064,201

		86,132,309

Colorado – 2.4%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	500	469,738
Centerra Metropolitan District No. 1 Series 2022 6.50%, 12/01/2053	500	514,468
City & County of Denver Co. (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	615,067
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2062	1,000	1,008,142
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,000	799,791
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	68,820
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	250	221,147
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041	100	91,928
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	2,000	2,123,749
Colorado Health Facilities Authority (Pre-refunded - US Treasuries) Series 2015-B 5.00%, 09/01/2030	200	204,152
Colorado State Education Loan Program Series 2024-A 5.00%, 06/30/2025	4,000	4,073,836

	Principal Amount (000)	U.S. $ Value

Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(e) (f) (g)	$250	$187,500
E-470 Public Highway Authority Series 2024-B 4.321% (SOFR + 0.75%), 09/01/2039(c)	2,000	1,998,923
E-470 Public Highway Authority (Pre-refunded - US Govt Agencies) Series 2021-B 3.921% (SOFR + 0.35%), 09/01/2039(c)	1,000	1,000,078
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	564	501,406
Platte River Metropolitan District Series 2023-A 6.50%, 08/01/2053(a)	210	218,129
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	500	534,021
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2028	380	393,608
AGM Series 2020 5.00%, 12/01/2050	100	104,102

		15,128,605

Connecticut – 0.5%
City of New Haven CT Series 2018-A 5.50%, 08/01/2038	615	651,907
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	2,200	2,184,284
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	100	108,731

		2,944,922

District of Columbia – 1.0%
District of Columbia Income Tax Revenue Series 2024-A 5.00%, 10/01/2037	3,500	4,096,162
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	2,500	215,533
Metropolitan Washington Airports Authority Aviation Revenue (Pre-refunded - US Treasuries) Series 2015-A 5.00%, 10/01/2034	2,000	2,006,361

		6,318,056

	Principal Amount (000)	U.S. $ Value

Florida – 4.9%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	$1,000	$899,686
Bexley Community Development District Series 2016 4.875%, 05/01/2047	100	97,133
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(a)	2,000	137,662
5.00%, 07/01/2056(a)	1,090	1,052,817
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.375%, 06/01/2057	1,000	1,023,966
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	1,000	242,848
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2055	200	188,970
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2028	780	789,868
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2031	265	267,427
Series 2024-A 5.00%, 10/01/2034(d)	3,400	3,737,995
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2036	230	135,791
County of Palm Beach FL (Provident Group - LU Properties LLC) Series 2024 6.00%, 06/01/2044	1,000	1,001,230
6.125%, 06/01/2054	1,000	978,844
County of Palm Beach FL (Provident Group - LU Properties II LLC) Series 2024 8.50%, 06/01/2033	100	101,387
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2051(a)	1,000	964,266
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)	3,000	3,248,821

	Principal Amount (000)	U.S. $ Value

Escambia County Housing Finance Authority (4900 S. Rio Grande Avenue LP) Series 2023-A 6.88%, 11/01/2053(a)	$100	$110,265
Series 2023-B 6.45%, 05/01/2027(a)	275	282,791
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(a)	350	351,529
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2024 5.00%, 07/01/2037	400	413,615
AGM Series 2024 5.25%, 07/01/2047	2,500	2,634,474
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc. Obligated Group) Series 2022 5.00%, 10/01/2042(a)	1,000	1,005,307
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(a)	100	86,212
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 5.75%, 06/15/2047	1,000	1,045,850
Hillsborough County Aviation Authority Series 2018 5.00%, 10/01/2024	3,765	3,774,221
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	500	458,140
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(a)	1,000	1,023,262
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	100	103,779
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	250	238,020
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	942,600

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	$200	$170,030
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(a)	100	123,008
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	1,000	1,008,191
School District of Broward County/FL Series 2024 4.00%, 01/29/2025	1,000	1,003,884
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.55%, 05/01/2039	605	562,717
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Asmnts) Series 2023 5.25%, 05/01/2054(a)	100	103,360

		30,309,966

Georgia – 3.9%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2025	145	146,791
5.00%, 07/01/2031	1,065	1,117,725
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(a)	1,010	976,920
7.00%, 06/01/2041(a)	235	223,192
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	3,215	3,226,631
Series 2023-A 5.00%, 06/01/2053	3,000	3,172,491
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 5.271% (SOFR + 1.70%), 12/01/2053(c)	2,000	2,057,551
Series 2023-B 5.00%, 07/01/2053	1,000	1,065,616
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	2,000	2,001,215
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	105,110

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2049	$2,000	$2,057,146
Series 2022 5.50%, 07/01/2063	1,500	1,589,049
AGM Series 2023 5.00%, 07/01/2064	1,000	1,052,838
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	5,000	5,674,654

		24,466,929

Guam – 0.5%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	1,000	839,421
Guam Power Authority Series 2022-A 5.00%, 10/01/2043	500	528,095
Territory of Guam Series 2019 5.00%, 11/15/2031	175	178,339
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	200	200,898
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2029	1,000	1,055,872

		2,802,625

Idaho – 0.2%
Idaho Health Facilities Authority (North Canyon Medical Center, Inc.) Series 2023 7.125%, 11/01/2057	1,000	1,040,938

Illinois – 4.0%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042	240	237,318
Series 2012-B 5.00%, 12/01/2033	1,000	1,000,585
Series 2019-A 5.00%, 12/01/2029	100	104,749
5.00%, 12/01/2030	100	104,239
Series 2019-B 5.00%, 12/01/2033	100	104,082
Series 2021-A 5.00%, 12/01/2033	1,000	1,049,130
Chicago O’Hare International Airport Series 2015 5.00%, 01/01/2027	2,000	2,009,686
Series 2015-C 5.00%, 01/01/2034	335	336,069
County of Cook IL Series 2021-B 4.00%, 11/15/2025	1,000	1,010,245

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (DePaul College Prep) Series 2023 5.625%, 08/01/2053(a)	$1,000	$1,060,546
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	100	89,974
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	1,000	1,036,082
Illinois Finance Authority (NorthShore - Edward-Elmhurst Health Obligated Group) Series 2020 5.00%, 08/15/2024	1,080	1,080,685
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	76	41,150
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	250	252,549
Illinois Housing Development Authority Series 2024 5.67%, 11/01/2038(f)	955	962,278
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	100	103,989
Illinois State Toll Highway Authority Series 2009 6.184%, 01/01/2034	1,000	1,068,945
Series 2019-A 5.00%, 01/01/2026	1,500	1,544,194
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	600	605,493
Series 2017 4.85%, 12/15/2042(h)	1,000	741,004
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease) Series 2020 5.00%, 06/15/2042	640	677,576
State of Illinois Series 2010 7.35%, 07/01/2035	196	216,553
Series 2017-D 5.00%, 11/01/2026	930	965,546
Series 2018-A 5.00%, 10/01/2027	1,000	1,052,616
Series 2022-A 5.50%, 03/01/2047	1,000	1,091,615
Series 2022-C 5.50%, 10/01/2045	1,000	1,104,394

	Principal Amount (000)	U.S. $ Value

Series 2024-B 4.25%, 05/01/2046	$1,000	$985,980
5.00%, 05/01/2038	1,000	1,116,038
5.25%, 05/01/2043	1,000	1,109,966
State of Illinois Sales Tax Revenue Series 2021 5.00%, 06/15/2025	1,000	1,015,350
Series 2024-A 5.00%, 06/15/2025	1,000	1,015,350

		24,893,976

Indiana – 3.3%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(a)	150	121,464
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	1,000	1,009,005
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(f)	1,070	639,335
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2045	1,000	1,104,635
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	101,170
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	1,000	883,891
Series 2023-2 4.00%, 11/15/2037	100	95,227
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	190	190,719
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	165	148,607
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.441% (SOFR + 0.71%), 11/01/2046(c) (f)	10,000	9,973,835
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	995,861

	Principal Amount (000)	U.S. $ Value

Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(a)	$1,000	$830,179
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	330	366,281
6.00%, 03/01/2053	250	275,582
Series 2023-F 7.75%, 03/01/2067	250	269,672
BAM Series 2023 5.25%, 03/01/2067	3,000	3,212,368

		20,217,831

Iowa – 1.1%
Iowa Finance Authority Series 2022-E 4.545% (SOFR + 0.80%), 01/01/2052(c)	5,000	5,005,963
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	100	94,447
4.00%, 12/01/2041	170	142,401
4.00%, 12/01/2046	115	91,582
4.00%, 12/01/2051	205	157,940
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	1,000	1,020,765

		6,513,098

Kansas – 0.2%
City of Colby KS (Citizens Medical Center, Inc.) Series 2024 5.50%, 07/01/2026	1,000	1,003,058
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(a)	100	103,302
6.50%, 11/15/2042(a)	300	308,572

		1,414,932

Kentucky – 0.6%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 4.00%, 02/01/2034	385	378,702
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(a)	280	275,354
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	181,129

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	$1,000	$1,000,174
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2039	160	157,349
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	65	54,367
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	434,712
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(a)	130	130,038
5.75%, 11/01/2040(a)	600	616,835
Series 2022-B 6.75%, 11/01/2040(a)	100	102,682
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	229,556

		3,560,898

Louisiana – 1.2%
City of New Orleans LA Water System Revenue (Pre-refunded - US Govt Agencies) Series 2014 5.00%, 12/01/2034	100	100,614
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	1,000	1,026,535
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	695,094
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(a)	2,000	2,020,957

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 6.125%, 06/01/2052(a)	$1,025	$1,062,145
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023(e) (k)	250	3
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	1,335	1,359,014
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	215	217,122
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 4.231% (SOFR + 0.50%), 05/01/2043(c)	980	976,599

		7,458,083

Maine – 0.0%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	100	100,282

Maryland – 1.5%
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	600	558,354
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	1,000	1,108,234
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2052	1,000	1,046,315
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	500	525,672
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	1,500	1,690,914
State of Maryland Series 2017-B 5.00%, 08/01/2025	1,000	1,020,839
Series 2022-A 5.00%, 06/01/2035	1,000	1,144,919
State of Maryland Department of Transportation Series 2017 5.00%, 09/01/2025	1,000	1,022,459
5.00%, 05/01/2026	1,315	1,332,973

		9,450,679

	Principal Amount (000)	U.S. $ Value

Massachusetts – 2.8%
City of Quincy MA Series 2024 5.00%, 07/25/2025	$2,000	$2,034,093
Commonwealth of Massachusetts Series 2024-A 5.00%, 01/01/2040	1,000	1,138,141
Series 2024-B 5.00%, 05/01/2054	10,000	10,828,541
Commonwealth of Massachusetts Transportation Fund Revenue Series 2023-B 5.00%, 06/01/2051	2,000	2,178,961
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2024-A 5.25%, 07/01/2052	1,000	1,114,668

		17,294,404

Michigan – 2.0%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(h)	245	197,100
Series 2018 5.00%, 04/01/2038	75	77,952
Series 2021-A 5.00%, 04/01/2046	2,000	2,078,946
Series 2021-B 3.644%, 04/01/2034	200	174,756
Series 2023-A 5.25%, 05/01/2026	1,000	1,033,650
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.347% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(c)	1,000	976,721
Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2025	1,000	1,018,065
Michigan Finance Authority Series 2024-A 5.00%, 08/20/2025(d)	1,250	1,271,566
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.00%, 10/01/2024	1,010	1,010,369
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	1,000	1,008,293

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	$1,000	$940,423
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2024	1,000	1,005,753
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) AGM Series 2018 4.125%, 06/30/2035	1,610	1,609,408
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	7,750	235,612

		12,638,614

Minnesota – 1.2%
City of Bloomington MN Series 2024-A 6.18%, 07/01/2041(a)	1,000	1,005,094
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a) (h)	1,000	1,041,904
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	1,000	1,009,503
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	1,000	1,026,509
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(a)	215	214,878
5.66%, 07/01/2041(a)	585	585,779
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	100	89,849
4.00%, 07/01/2041	100	82,745
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(a)	100	71,706
4.00%, 06/01/2056(a)	100	69,335
Minneapolis-St. Paul Metropolitan Airports Commission Series 2024 5.00%, 01/01/2041(d)	1,000	1,074,034

	Principal Amount (000)	U.S. $ Value

Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	$1,000	$1,009,099

		7,280,435

Mississippi – 0.3%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(f)	500	500,792
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)	1,000	911,858
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	250	253,914

		1,666,564

Missouri – 0.4%
County of Jackson MO Series 2014 5.00%, 12/01/2024	1,010	1,015,439
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)	165	152,283
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	300	273,742
Missouri Highway & Transportation Commission Series 2019-B 5.00%, 11/01/2025	1,000	1,026,807
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(a)	100	100,587

		2,568,858

Nebraska – 0.6%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,056,337
Omaha Public Power District Series 2024-B 5.00%, 02/01/2025(d)	2,890	2,918,986

		3,975,323

	Principal Amount (000)	U.S. $ Value

Nevada – 0.6%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	$2,000	$281,694
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	320	307,037
State of Nevada Series 2015-D 5.00%, 04/01/2027	1,000	1,012,915
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(a)	770	807,531
Series 2024 8.125%, 01/01/2050(d)	1,500	1,520,632

		3,929,809

New Hampshire – 0.9%
National Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(j)	978	45,729
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	200	199,249
Series 2022-1, Class A 4.375%, 09/20/2036	1,946	1,960,494
Series 2022-1, Class X 0.334%, 09/20/2036(j)	974	20,965
Series 2022-2, Class A 4.00%, 10/20/2036	976	955,090
Series 2024-1, Class A 4.25%, 07/20/2041	658	646,684
Series 2024-2 4.163%, 10/20/2041(d)	2,000	1,934,119

		5,762,330

New Jersey – 5.1%
City of Hoboken NJ Series 2024-A 4.00%, 03/12/2025	2,000	2,009,098
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,100	993,127
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.398%, 03/01/2033	1,000	1,040,192

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	$1,000	$1,006,355
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2026	1,000	1,035,325
5.00%, 06/15/2034	1,000	1,145,407
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	210	210,121
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 5.00%, 07/01/2045	100	103,292
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	280	290,741
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	566,685
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2024	1,975	1,988,351
Series 2019 5.00%, 12/15/2024	2,000	2,013,346
Series 2023-B 5.00%, 06/15/2040	1,250	1,391,975
AGM Series 2006-C Zero Coupon, 12/15/2033	2,000	1,435,473
New Jersey Turnpike Authority Series 2017-B 5.00%, 01/01/2032	540	571,525
Series 2024-A 4.00%, 01/01/2035	1,500	1,615,645
5.00%, 01/01/2027	1,000	1,048,831
5.00%, 01/01/2032	1,395	1,582,756
5.00%, 01/01/2033	1,000	1,149,720
Series 2024-C 5.00%, 01/01/2043(d)	1,000	1,108,268
5.00%, 01/01/2044(d)	1,000	1,104,405
South Jersey Transportation Authority BAM Series 2022 5.25%, 11/01/2052	1,000	1,085,136
State of New Jersey Series 2020 5.00%, 06/01/2025	2,000	2,033,330
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	3,045	3,061,659
Township of Woodbridge NJ Series 2024 4.00%, 03/14/2025	2,000	2,009,309

		31,600,072

	Principal Amount (000)	U.S. $ Value

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	$1,000	$873,818

New York – 7.8%
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(a)	500	456,976
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	1,000	1,033,546
City of New York NY Series 2024-C 4.00%, 03/01/2046	1,000	979,925
Series 2024-D 4.00%, 04/01/2045	1,000	983,102
Federal Home Loan Mortgage Corp. Series 2024-ML21, Class AUS 4.52%, 08/25/2041	1,289	1,351,706
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Freddie Mac Multifamily ML Certificates Series 2024-ML23, Class AUS 4.563%, 04/25/2042(a)	1,000	1,072,878
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	2,000	2,068,185
Long Island Power Authority Series 2023-E 5.00%, 09/01/2048	1,000	1,095,863
Metropolitan Transportation Authority Series 2020-A 5.00%, 11/15/2045	1,000	1,079,418
Series 2020-C 5.00%, 11/15/2050	1,000	1,045,308
5.25%, 11/15/2055	1,000	1,053,335
Series 2020-E 4.00%, 11/15/2026	1,155	1,176,182
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 6.00%, 07/01/2057(a)	1,000	1,032,310
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	513,502
New York City Municipal Water Finance Authority Series 2023 5.00%, 06/15/2034	1,000	1,180,782
Series 2024-C 4.25%, 06/15/2054	2,000	1,988,115

	Principal Amount (000)	U.S. $ Value

New York City Municipal Water Finance Authority (Pre-refunded - US Treasuries) Series 2015-G 5.00%, 06/15/2027	$1,000	$1,018,067
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	865	925,743
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	350	55,207
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	1,215	1,216,159
5.375%, 11/15/2040(a)	115	115,261
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	2,000	2,188,007
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	2,000	2,286,446
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(a)	1,000	987,843
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	275	275,086
New York Transportation Development Corp. (JFK NTO LLC) AGM Series 2023 5.00%, 06/30/2049	1,000	1,035,384
5.125%, 06/30/2060	2,000	2,073,935
AGM Series 2024 5.00%, 06/30/2049	4,800	5,010,216
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	150	149,612
Suffolk Regional Off-Track Betting Co. Series 2024 6.00%, 12/01/2053	1,000	1,049,114
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	380,484

	Principal Amount (000)	U.S. $ Value

Series 2022 3.596% (SOFR + 1.05%), 04/01/2026(a) (b) (c)	$10,000	$10,001,646
Series 2024 5.00%, 11/15/2035	1,000	1,172,097
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	107,987
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(a)	100	88,253

		48,247,680

North Carolina – 1.7%
City of Charlotte NC Airport Revenue Series 2021-B 5.00%, 07/01/2025	1,060	1,075,297
Series 2023 5.00%, 07/01/2048	2,800	2,951,464
County of Wake NC Series 2024-B 5.00%, 09/01/2034	1,000	1,189,528
Fayetteville State University Series 2023 5.00%, 04/01/2038(a)	1,045	1,142,344
Greater Asheville Regional Airport Authority AGM Series 2023 5.25%, 07/01/2048	2,500	2,688,871
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	500	517,313
AGM Series 2024 Zero Coupon, 01/01/2053	1,000	256,023
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2025	1,000	1,011,947

		10,832,787

North Dakota – 0.4%
City of Grand Forks ND (Altru Health System Obligated Group) AGM Series 2023-A 5.00%, 12/01/2048	1,000	1,047,624
5.00%, 12/01/2053	1,250	1,299,424
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(e) (f) (g) (l) (m)	100	0

		2,347,048

Ohio – 3.5%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	1,750	1,620,614

	Principal Amount (000)	U.S. $ Value

City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	$175	$177,209
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	480	402,644
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2024	1,160	1,166,131
County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2014 5.00%, 12/01/2028	365	365,343
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	205	207,332
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,024,827
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	100	81,014
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e) (f) (g)	100	26,300
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,100,386
6.75%, 12/01/2052	250	273,150
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	1,000	772,779
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	580	560,149
Ohio Water Development Authority (Ohio Water Development Authority State Lease) Series 2016-B 5.00%, 06/01/2025	1,000	1,017,163
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati, Inc.) Series 2021 4.375%, 06/15/2056	100	98,592
Reynoldsburg City School District Series 2014 4.939%, 09/01/2032	1,000	1,031,861
State of Ohio Series 2017-U 5.00%, 05/01/2025	2,000	2,030,518

	Principal Amount (000)	U.S. $ Value

University of Toledo Series 2023-B 4.631% (SOFR + 0.90%), 06/01/2036(a) (b) (c)	$10,000	$9,729,816

		21,685,828

Oklahoma – 0.3%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2052	1,000	1,030,666
Series 2022-A 5.50%, 08/15/2044	1,000	1,032,280

		2,062,946

Oregon – 0.2%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.375%, 11/15/2055	1,000	969,737

Other – 0.2%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(a)	498	522,337
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class XUS 0.98%, 09/25/2036(j)	1,166	77,968
Series M052, Class A 2.65%, 06/15/2036	375	331,340

		931,645

Pennsylvania – 7.0%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 4.31% (MUNIPSA + 0.70%), 11/15/2047(c)	2,000	2,000,690
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2022 5.25%, 05/01/2042(a)	480	482,247
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	1,000	640,000
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	761,682
5.00%, 07/01/2054	250	222,014

	Principal Amount (000)	U.S. $ Value

Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(a)	$250	$256,146
Commonwealth of Pennsylvania Series 2015-S 5.00%, 08/15/2024	2,255	2,256,610
Series 2019 5.00%, 07/15/2025	1,000	1,019,711
Series 2023 5.00%, 09/01/2024	1,000	1,001,534
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	911,902
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,079,126
Montgomery County Industrial Development Authority/PA (Pre-refunded - US Treasuries) Series 2015 5.25%, 01/15/2045	1,385	1,398,920
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	767,993
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	100	85,438
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.25%, 06/30/2053	1,000	1,031,515
AGM Series 2022 5.75%, 12/31/2062	1,000	1,093,769
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	885	882,936
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	101,066
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	510	412,009

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.31% (MUNIPSA + 0.70%), 11/15/2047(c)	$3,000	$3,001,035
Pennsylvania Turnpike Commission Series 2016-A 5.00%, 06/01/2025	1,000	1,015,588
Pennsylvania Turnpike Commission Registration Fee Revenue Series 2023 4.73% (MUNISPA + 0.70%), 07/15/2041(a) (b) (c)	10,000	10,003,260
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2054	100	97,330
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	1,018,565
Pittsburgh Water & Sewer Authority AGM Series 2023-C 4.531% (SOFR + 0.80%), 09/01/2040(a) (b) (c)	10,000	9,709,606
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044	1,350	1,415,213

		43,665,905

Puerto Rico – 3.1%
Children’s Trust Fund Series 2008-B Zero Coupon, 05/15/2057	5,000	307,355
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033	779	524,237
4.00%, 07/01/2033	2,000	2,005,907
4.00%, 07/01/2046	134	123,051
Series 2022-A Zero Coupon, 11/01/2051	805	416,783
0.00%, 11/01/2051	4,000	945,000
5.07%, 11/01/2051	3,606	1,930,181
Series 2022-C Zero Coupon, 11/01/2043	5,476	3,353,788
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	88	85,542
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2035(a)	500	521,012
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(e) (g)	85	45,688

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2037(e) (g)	$600	$322,500
Series 2008-W 5.00%, 07/01/2028(e) (g)	245	131,687
Series 2008-WW 5.375%, 07/01/2024(e) (k)	125	67,187
Series 2010-A 5.25%, 07/01/2029(e) (g)	100	53,750
5.25%, 07/01/2030(e) (g)	15	8,063
Series 2010-C 5.00%, 07/01/2024(e) (k)	25	13,438
5.25%, 07/01/2027(e) (g)	150	80,625
5.25%, 07/01/2028(e) (g)	305	163,937
Series 2010-DDD 5.00%, 07/01/2021(e) (k)	15	8,063
Series 2010-X 5.25%, 07/01/2040(e) (g)	820	440,750
5.75%, 07/01/2036(e) (g)	625	335,937
Series 2010-ZZ 5.25%, 07/01/2018(e) (k)	150	80,625
5.25%, 07/01/2024(e) (k)	40	21,500
Series 2012-A 5.00%, 07/01/2029(e) (g)	50	26,875
5.00%, 07/01/2042(e) (g)	100	53,750
5.05%, 07/01/2042(e) (g)	110	59,125
Series 2013-A 7.00%, 07/01/2033(e) (g)	100	53,750
7.00%, 07/01/2040(e) (g)	100	53,750
AGM Series 2007-V 5.25%, 07/01/2027	1,000	1,000,488
5.25%, 07/01/2031	375	374,419
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,000	2,049,047
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	32	31,360
6.625%, 01/01/2028	242	238,946
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(l) (m)	56	54,513
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,182,747
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2027	17	15,224
Zero Coupon, 07/01/2029	17	14,127
Zero Coupon, 07/01/2046	2,111	700,900

	Principal Amount (000)	U.S. $ Value

Series 2019-A 4.329%, 07/01/2040	$440	$436,139
5.00%, 07/01/2058	867	870,632

		19,202,398

South Carolina – 1.8%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 4.80%, 11/01/2024	150	148,989
5.26%, 11/01/2032	100	99,135
5.41%, 11/01/2039	310	305,858
6.28%, 11/01/2039	100	98,734
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	1,000	962,879
Orangeburg County School District Series 2024 5.00%, 08/13/2025(d)	1,000	1,018,734
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 10/01/2054	1,000	1,075,208
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023-A 6.50%, 02/01/2056(a)	565	559,766
Series 2023-B 7.50%, 08/01/2047(a)	210	206,170
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(e) (f) (g)	100	35,000
6.50%, 06/01/2051(e) (f) (g)	300	105,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	997,661
5.25%, 11/01/2044	2,000	2,241,841
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 5.75%, 06/01/2052(h)	410	302,177
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	265	269,167
Series 2024-A 5.00%, 12/01/2038	1,100	1,236,248
Series 2024-B 5.00%, 12/01/2041	1,100	1,208,675

		10,871,242

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	$150	$156,454

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	370	355,729
5.125%, 12/01/2042(a)	1,000	950,311
Series 2016-B Zero Coupon, 12/01/2031(a)	150	98,932
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	30	30,073
4.00%, 08/01/2038	100	99,637
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(a)	200	204,574
9.50%, 11/01/2052(a)	400	409,081
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	250	210,253
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e) (f) (g)	135	35,505
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	219,402
Metropolitan Government Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(a)	1,000	398,883
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Government of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	1,000	1,088,555

	Principal Amount (000)	U.S. $ Value

Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	$1,000	$1,078,291
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.00%, 05/01/2053	1,000	1,041,390
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	200	170,481
4.25%, 12/01/2024	200	197,071

		6,588,168

Texas – 7.2%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	250	204,376
Series 2021-B 5.00%, 10/01/2050(a)	500	436,364
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(a)	500	500,078
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(a)	200	209,346
6.375%, 06/01/2062(a)	250	262,030
Austin Convention Enterprises, Inc. Series 2017-A 5.00%, 01/01/2034	500	504,957
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	400	323,414
Board of Regents of the University of Texas System Series 2017-C 5.00%, 08/15/2025	1,000	1,021,415
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(a)	500	498,823
Central Texas Turnpike System Series 2024-C 5.00%, 08/15/2038(d)	1,300	1,455,766
City of Abilene TX (Pre-refunded - US Treasuries) Series 2015 5.00%, 02/15/2033	1,245	1,257,862

	Principal Amount (000)	U.S. $ Value

City of Austin TX Water & Wastewater System Revenue Series 2022 5.00%, 11/15/2024	$1,850	$1,860,332
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(a)	4,760	325,388
6.00%, 12/01/2062	555	545,141
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(a)	270	260,573
6.25%, 12/01/2054(a)	100	91,301
City of Fort Worth TX Series 2020 5.00%, 03/01/2025	2,000	2,023,336
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	160,201
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,000	953,558
County of Harris TX Toll Road Revenue Series 2024-A 4.00%, 08/15/2054	1,000	955,132
County of Travis TX Series 2024 5.00%, 03/01/2028	1,250	1,343,438
Cypress-Fairbanks Independent School District Series 2015-A 5.00%, 02/15/2025	3,280	3,316,414
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	100	99,995
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.46% (MUNIPSA + 0.85%), 07/01/2049(c)	1,000	998,131
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	1,000	266,861
Series 2022-B Zero Coupon, 12/01/2042	1,400	555,108
Lewisville Independent School District Series 2017 5.00%, 08/15/2024	1,320	1,320,959
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	506,643

	Principal Amount (000)	U.S. $ Value

Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2019 5.00%, 05/15/2025	$1,000	$1,014,437
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	450	449,038
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	875	877,650
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	300	222,931
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	79,662
Series 2022 4.00%, 01/01/2047	100	71,165
5.00%, 01/01/2057	200	158,075
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	1,000	982,570
Pflugerville Independent School District Series 2023-A 4.00%, 02/15/2044	2,000	1,964,897
5.00%, 02/15/2025	1,040	1,050,486
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group) Series 2024 10.00%, 07/01/2026(a)	1,000	1,017,978
Port of Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 2.625%, 01/01/2031(a)	300	265,352
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(e) (g) (n)	456	287,369
Texas Department of Transportation State Highway Fund Series 2024 5.00%, 04/01/2025	1,000	1,013,200

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	$1,000	$1,056,601
5.00%, 12/15/2031	1,000	1,072,360
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	600	647,109
Series 2023-B 5.50%, 01/01/2054	3,000	3,366,581
Texas Municipal Gas Acquisition and Supply Corp. II (JPMorgan Chase & Co.) Series 2012-C 4.391% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(c)	3,000	2,993,836
Texas State University System Series 2024 4.00%, 03/15/2049	1,500	1,457,007
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2058	2,000	2,164,446

		44,469,692

Utah – 0.4%
Military Installation Development Authority (Military Installation Development Authority Military Recreation Assessment Area) Series 2021-A 4.00%, 06/01/2052	500	418,492
State of Utah (Pre-refunded - US Treasuries) Series 2015 5.00%, 07/01/2025	1,000	1,008,318
Utah Infrastructure Agency Series 2022 5.00%, 10/15/2046	1,000	1,018,003
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	200	202,494

		2,647,307

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2022 5.00%, 06/01/2052(a)	500	507,436

Virginia – 2.7%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	500	500,357

	Principal Amount (000)	U.S. $ Value

Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	$615	$592,592
County of Fairfax VA Series 2024-A 5.00%, 10/01/2025	1,000	1,024,979
County of Loudoun VA Series 2016-A 4.00%, 12/01/2025	1,000	1,014,944
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,048,688
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	374	350,635
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2045(a)	1,000	887,549
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2022 5.00%, 02/01/2025	1,500	1,515,791
Virginia Port Authority (Pre-refunded - US Treasuries) Series 2015-A 5.00%, 07/01/2030	1,000	1,013,746
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2024-A 5.00%, 08/01/2044	1,000	1,129,516
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2034	2,000	1,984,395
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	430	429,147
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052	4,000	4,001,752
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 8.50%, 06/01/2042(a)	615	615,737
9.231% (SOFR + 5.50%), 06/01/2029(a) (c)	530	523,475

		16,633,303

	Principal Amount (000)	U.S. $ Value

Washington – 1.7%
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	$1,000	$1,018,405
Grays Harbor County Public Hospital District No. 1 Series 2023 6.875%, 12/01/2053	100	109,799
King County School District No. 411 Issaquah Series 2015 5.00%, 12/01/2025	1,000	1,015,609
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	280	284,053
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	510	510,726
State of Washington Series 2020-R 5.00%, 07/01/2025	1,000	1,018,815
Series 2022-R 5.00%, 07/01/2025	1,000	1,018,815
Series 2024-C 5.00%, 02/01/2025	1,000	1,010,190
Series 2024-R 5.00%, 07/01/2025	2,000	2,037,630
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	272	252,001
Series 2021-1, Class X 0.726%, 12/20/2035(j)	954	41,519
Series 2023-1, Class X 1.449%, 04/20/2037(j)	1,989	213,094
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(a)	1,000	901,564
Series 2019-A 5.00%, 01/01/2055(a)	1,000	833,065

		10,265,285

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(a)	250	205,356
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.75%, 06/01/2043(a)	1,000	1,075,111
Monongalia County Commission Excise Tax District Series 2023 7.00%, 06/01/2043(a)	100	107,168
8.00%, 06/01/2053(a) (h)	545	122,652

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(a)	$1,000	$1,032,410

		2,542,697

Wisconsin – 3.9%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	200	150,592
State of Wisconsin Series 2025-1 5.00%, 05/01/2033(d)	1,000	1,121,258
Series 2025-2 5.00%, 05/01/2026(d)	1,000	1,021,750
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	200	203,269
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,000	1,030,685
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) BAM Series 2024 5.25%, 02/15/2054	2,500	2,689,008
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	78,526
4.00%, 01/01/2057	1,000	727,954
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	84,886
Wisconsin Health & Educational Facilities Authority (St. John’s Communities, Inc. Obligated Group) Series 2022 4.00%, 09/15/2036	775	745,379
4.00%, 09/15/2041	765	696,569
4.00%, 09/15/2045	650	568,086
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(a)	100	90,040
Series 2022-A 3.875%, 12/01/2039(a)	460	412,084
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(a)	350	325,993

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(f)	$1,000	$919,482
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	100	99,886
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 6.00%, 02/01/2062(a)	1,000	1,051,299
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(a)	1,000	1,033,711
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	500	498,705
6.625%, 02/01/2046(a)	375	345,090
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,315	1,290,954
Wisconsin Public Finance Authority (KDC Agribusiness LLC) 12.00%, 09/14/2023(e) (k) (l)	284	14,200
Series 2022 15.00%, 04/30/2023(e) (f) (k) (l) (m)	600	0
Series 2023 15.00%, 04/30/2023(f) (l) (m)	175	2
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	1,000	631,379
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 7.25%, 12/01/2042(a)	265	269,260
7.50%, 12/01/2052(a)	160	164,052
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(a)	295	240,436
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	200	139,718
Wisconsin Public Finance Authority (Pre-refunded - US Treasuries) Series 2020 5.00%, 04/01/2050(a)	25	27,565

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a) (d)	$1,000	$1,069,335
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	1,036,782
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	600	670,203
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2050(a)	475	480,902
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	500	385,386
Series 2022 4.00%, 06/01/2049(a)	100	80,621
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	1,000	1,013,430
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	1,300	1,128,272
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	100	100,608
5.00%, 10/01/2027(a)	130	133,073
5.00%, 10/01/2029(a)	100	104,088
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(a)	500	484,262
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051(a)	1,000	829,594

		24,188,374

Total Long-Term Municipal Bonds (cost $660,158,870)		657,963,825

Short-Term Municipal Notes – 1.0%
California – 0.2%
Nuveen California AMT-Free Quality Municipal Income Fund Series 2017 3.96%, 10/01/2047(a) (o)	1,000	1,000,000

	Principal Amount (000)	U.S. $ Value

Illinois – 0.1%
Illinois Educational Facilities Authority (Lincoln Park Society (The)) Series 1999 3.56%, 01/01/2029(o)	$100	$100,000
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005-B 3.56%, 08/01/2035(o)	345	345,000

		445,000

Massachusetts – 0.1%
Massachusetts Development Finance Agency (Trustees of Boston University) Series 2013-U 3.95%, 10/01/2042(o)	600	600,000

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund Series 2019 3.96%, 03/01/2029(o)	2,000	2,000,000
Nuveen AMT-Free Quality Municipal Income Fund Series 2021 3.96%, 03/01/2029(o)	2,000	2,000,000

		4,000,000

Total Short-Term Municipal Notes (cost $6,045,000)		6,045,000

Total Municipal Obligations (cost $666,203,870)		664,008,825

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series 2024-ML22, Class AUS 4.544%, 10/25/2040	999	1,055,222

Non-Agency Fixed Rate CMBS – 0.3%
City of Fort Wayne IN 10.75%, 12/01/2029(e) (g)	33	3
New Hampshire Business Finance Authority Series 2024-1, Class X 0.49%, 07/01/2051(j)	849	33,575
Series 2024-2, Class A 3.625%, 08/20/2039	1,998	1,869,475
Series 2024-2, Class X 0.60%, 08/20/2039(j)	1,999	84,895

		1,987,948

Non-Agency Floating Rate CMBS – 0.0%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.376% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(a) (c)	250	249,452

Total Commercial Mortgage-Backed Securities (cost $3,234,571)		3,292,622

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 0.5%
Financial Institutions – 0.3%
Banking – 0.3%
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(p)	$100	$95,462
Citigroup, Inc. Series Z 7.375%, 05/15/2028(p)	1,000	1,025,280
Comerica, Inc. 5.625%, 07/01/2025(p)	100	97,698
Fifth Third Bancorp Series L 4.50%, 09/30/2025(p)	100	97,054
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(p)	100	95,580
Truist Financial Corp. Series Q 5.10%, 03/01/2030(p)	100	93,723
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(p)	100	95,428

		1,600,225

Industrial – 0.2%
Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(a)	400	378,464
YMCA of Greater New York 2.303%, 08/01/2026	1,000	934,490

		1,312,954

Total Corporates - Investment Grade (cost $3,000,365)		2,913,179

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	309	244,073
DISH DBS Corp. 5.25%, 12/01/2026(a)	240	199,618
5.75%, 12/01/2028(a)	250	183,835

		627,526

Consumer Cyclical - Entertainment – 0.1%
Wild Rivers Water Park 8.50%, 11/01/2051(l) (m)	1,225	769,542

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.1%
Tower Health Series 2020 4.451%, 02/01/2050	$400	$239,388

Energy – 0.0%
Red River Biorefinery LLC Series 2024 15.00%, 07/31/2024(f) (l) (m)	10	1,647
Series 23A 15.00%, 07/31/2024(f) (l) (m)	5	823

		2,470

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(e) (g) (l) (m)	200	44,000

		1,682,926

Utility – 0.0%
Electric – 0.0%
Vistra Corp. 7.00%, 12/15/2026(a) (p)	225	226,197

Total Corporates - Non-Investment Grade (cost $2,456,914)		1,909,123

ASSET-BACKED SECURITIES – 0.3%
Autos - Fixed Rate – 0.2%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	1,247	1,260,472

Other ABS - Fixed Rate – 0.1%
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	195	175,750
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	90	90,761
5.25%, 07/01/2041	103	99,997
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2025(e) (g) (l) (m) (n)	552	0

		366,508

Total Asset-Backed Securities (cost $2,215,122)		1,626,980

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 9.462% (CME Term SOFR + 4.11%), 05/25/2025(c)	23	23,903

	Principal Amount (000)	U.S. $ Value

Series 2016-C01, Class 1M2 12.212% (CME Term SOFR + 6.86%), 08/25/2028(c)	$49	$51,868
Series 2016-C02, Class 1M2 11.462% (CME Term SOFR + 6.11%), 09/25/2028(c)	48	50,131
Series 2017-C04, Class 2M2 8.312% (CME Term SOFR + 2.96%), 11/25/2029(c)	140	144,145

Total Collateralized Mortgage Obligations (cost $256,194)		270,047

COLLATERALIZED LOAN OBLIGATIONS – 0.0%
CLO - Floating Rate – 0.0%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 6.703% (CME Term SOFR 3 Month + 1.40%), 01/15/2031(a) (c) (cost $90,119)	90	90,229

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00%(e) (l) (m) (cost $96,592)	5,320	15,481

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(q) (r) (s) (cost $3,900,439)	3,900,439	3,900,439

Total Investments – 109.4% (cost $681,454,186)(t)		678,026,925
Other assets less liabilities – (9.4)%		(58,212,693)

Net Assets – 100.0%		$619,814,232

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	16,600	01/08/2031	1 Day SOFR	3.616%	Annual	$(225,818)	$—	$(225,818)
USD	1,300	01/08/2031	1 Day SOFR	3.808%	Annual	(1,050)	—	(1,050)

						$(226,868)	$—	$(226,868)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	76	$(9,743)	$(8,864)	$(879)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	229	(29,516)	(24,430)	(5,086)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	445	(57,314)	(53,021)	(4,293)

						$(96,573)	$(86,315)	$(10,258)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	10,000	05/21/2025	MMD 5 Year^	3.200%	Maturity	$69,169	$—	$69,169
Citibank, NA	USD	5,000	08/26/2024	MMD 5 Year^	3.250%	Maturity	94,606	—	94,606
Citibank, NA	USD	5,000	08/30/2024	MMD 5 Year^	3.200%	Maturity	111,917	—	111,917
Citibank, NA	USD	2,000	09/26/2024	MMD 5 Year^	3.490%	Maturity	69,064	—	69,064
Citibank, NA	USD	2,220	10/09/2029	1.125%	SIFMA*	Quarterly	179,384	—	179,384
JPMorgan Chase Bank, NA	USD	3,000	03/27/2025	MMD 5 Year^	2.920%	Maturity	(13,150)	—	(13,150)
JPMorgan Chase Bank, NA	USD	5,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	65,356	—	65,356
JPMorgan Chase Bank, NA	USD	5,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	27,095	—	27,095
Morgan Stanley Capital Services LLC	USD	10,000	03/17/2025	MMD 5 Year^	2.910%	Maturity	(45,884)	—	(45,884)
Morgan Stanley Capital Services LLC	USD	10,000	03/26/2025	MMD 5 Year^	2.880%	Maturity	(62,810)	—	(62,810)
Morgan Stanley Capital Services LLC	USD	5,000	04/16/2025	MMD 5 Year^	3.040%	Maturity	3,099	—	3,099
Morgan Stanley Capital Services LLC	USD	3,000	04/21/2025	MMD 10 Year^	3.220%	Maturity	32,011	—	32,011
Morgan Stanley Capital Services LLC	USD	5,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	910	—	910
Morgan Stanley Capital Services LLC	USD	5,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	59,224	—	59,224

							$589,991	$—	$589,991

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $158,712,125 or 25.6% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2024.
(d)	When-Issued or delayed delivery security.
(e)	Non-income producing security.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.61% of net assets as of July 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$1,906,497	$1,802,671	0.29%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 - 07/20/2022	1,101,588	40,000	0.01%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	100,000	0	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	04/07/2020	52,000	26,300	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	246,505	187,500	0.03%
Illinois Housing Development Authority Series 2024 5.67%, 11/01/2038	05/21/2024	955,000	962,278	0.16%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019 - 06/09/2022	938,937	639,335	0.10%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 4.441%, 11/01/2046	06/24/2024	10,000,000	9,973,835	1.61%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	134,085	35,505	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	$493,897	$500,792	0.08%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	875,000	877,650	0.14%
Red River Biorefinery LLC Series 2024 15.00%, 07/31/2024	01/25/2024	10,000	1,647	0.00%
Red River Biorefinery LLC Series 23A 15.00%, 07/31/2024	05/31/2023	5,000	823	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	07/20/2022	84,555	35,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	269,304	105,000	0.02%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	1,000,000	919,482	0.15%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	600,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	175,000	2	0.00%

(g)	Defaulted.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2024.
(i)	Inverse floater security.
(j)	IO - Interest Only.
(k)	Defaulted matured security.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Fair valued by the Adviser.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. 5.00%, 11/15/2025	01/30/2020	$581,901	$0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	11/05/2015 - 01/07/2020	463,058	287,369	0.05%

(o)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(p)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(q)	Affiliated investments.
(r)	The rate shown represents the 7-day yield as of period end.
(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,201,788 and gross unrealized depreciation of investments was $(16,276,184), resulting in net unrealized depreciation of $(3,074,396).

As of July 31, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.1% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX – North American Commercial Mortgage-Backed Index

CHF – Collegiate Housing Foundation

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index.

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Tax-Aware Fixed Income Opportunities Portfolio

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$657,895,110	$68,715	(a)	$657,963,825
Short-Term Municipal Notes	—	6,045,000	—		6,045,000
Commercial Mortgage-Backed Securities	—	3,292,622	—		3,292,622
Corporates - Investment Grade	—	2,913,179	—		2,913,179
Corporates - Non-Investment Grade	—	1,093,111	816,012		1,909,123
Asset-Backed Securities	—	1,626,980	0	(a)	1,626,980
Collateralized Mortgage Obligations	—	270,047	—		270,047
Collateralized Loan Obligations	—	90,229	—		90,229
Preferred Stocks	—	—	15,481		15,481
Short-Term Investments	3,900,439	—	—		3,900,439

Total Investments in Securities	3,900,439	673,226,278	900,208	(a)	678,026,925
Other Financial Instruments(b):
Assets:
Interest Rate Swaps	—	711,835	—		711,835
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(226,868)	—		(226,868)
Credit Default Swaps	—	(96,573)	—		(96,573)
Interest Rate Swaps	—	(121,844)	—		(121,844)

Total	$3,900,439	$673,492,828	$900,208	(a)	$678,293,475

The Fund holds liabilities for floating rate notes obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,157	$253,359	$254,616	$3,900	$487